Non-interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non-interest income
Net fees and commissions	£ 1,317	£ 1,240
Trading income
Foreign exchange	219	232
Interest rate	153	281
Credit	12	57
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	1	3
Equities, commodities and other	1	2
Income from trading activities	386	575
Rental income on operating lease assets and investment property	115	108
Changes in fair value of financial assets and liabilities designated at FVTPL	(63)	(85)
Changes in fair value of other financial assets and liabilities designated at FVTPL	17	22
Hedge ineffectiveness	15	(13)
Loss on disposal of fair value through other comprehensive income asset	26	4
Loss on disposal of subsidiaries and associates	(15)
Share of profit of associated entities	18	14
Foreign exchange recycling (losses)/gains	133	1
Other income	23	(1)
Other operating income	269	50
Non-interest income	£ 1,972	£ 1,865